DELAWARE GROUP ADVISER FUNDS
Delaware Diversified Income Fund
Delaware U.S. Growth Fund

Supplement to the Funds' Statement of Additional Information dated February 28, 2007

DELAWARE GROUP CASH RESERVE
Delaware Cash Reserve Fund

Supplement to the Fund's Statement of Additional Information dated July 29, 2007

DELAWARE GROUP EQUITY FUNDS I
Delaware Balanced Fund

Supplement to the Fund's Statement of Additional Information dated February 28, 2007

DELAWARE GROUP EQUITY FUNDS II
Delaware Large Cap Value Fund
Delaware Value Fund

Supplement to the Funds' Statement of Additional Information dated March 30, 2007

DELAWARE GROUP EQUITY FUNDS III
Delaware American Services Fund
Delaware Trend Fund

Supplement to the Funds' Statement of Additional Information dated October 28, 2006

DELAWARE GROUP EQUITY FUNDS IV
Delaware Growth Opportunities Fund
Delaware Large Cap Growth Fund

Supplement to the Funds' Statement of Additional Information dated January 28, 2007

DELAWARE GROUP EQUITY FUNDS V
Delaware Dividend Income Fund
Delaware Small Cap Core Fund
Delaware Small Cap Value Fund

Supplement to the Funds' Statement of Additional Information dated March 30, 2007

DELAWARE GROUP FOUNDATION FUNDS
Delaware Aggressive Allocation Portfolio
Delaware Conservative Allocation Portfolio
Delaware Moderate Allocation Portfolio

Supplement to the Funds' Statement of Additional Information dated January 28, 2007

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
Delaware Global Value Fund
Delaware International Value Equity Fund

Supplement to the Funds' Statement of Additional Information dated March 30, 2007

DELAWARE GROUP GOVERNMENT FUND
Delaware Core Plus Bond Fund
(formerly, Delaware American Government Bond Fund)

Supplement to the Fund's Statement of Additional Information dated November 28, 2006

DELAWARE GROUP INCOME FUNDS
Delaware Corporate Bond Fund
Delaware Delchester Fund
Delaware Extended Duration Bond Fund
Delaware High-Yield Opportunities Fund

Supplement to the Funds' Statement of Additional Information dated November 28, 2006

DELAWARE GROUP LIMITED TERM GOVERNMENT FUNDS
Delaware Limited-Term Government Fund

Supplement to the Fund's Statement of Additional Information dated April 30, 2007

DELAWARE GROUP STATE TAX-FREE INCOME TRUST
Delaware Tax-Free Pennsylvania Fund

Supplement to the Fund's Statement of Additional Information dated June 28, 2007

DELAWARE GROUP TAX FREE FUND
Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund

Supplement to the Funds' Statement of Additional Information dated December 29, 2006

(each, a "Fund" and collectively, the "Funds")

For Delaware Cash Reserve Fund, Delaware Core Plus Bond Fund, Delaware Corporate Bond Fund, Delaware Delchester Fund, Delaware Extended Duration Bond Fund, Delaware High-Yield Opportunities Fund, Delaware Limited-Term Government Fund, Delaware Tax-Free Pennsylvania Fund, Delaware Tax-Free USA Fund, and Delaware Tax-Free USA Intermediate Fund only:

On July 26, 2007, Mellon Bank, N.A. ("Mellon") became the Funds' custodian.

The following paragraph replaces the paragraph in the section entitled "Investment Manager and Other Service Providers - Custodian".

On July 26, 2007, Mellon Bank, N.A. ("Mellon"), One Mellon Center, Pittsburgh, PA 15285, became custodian of each Fund's securities and cash. As custodian for the Fund(s), Mellon maintains a separate account or accounts for each Fund; receives, holds, and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund's portfolio securities.

For Delaware U.S. Growth Fund, Delaware Large Cap Value Fund, Delaware Value Fund, Delaware American Services Fund, Delaware Trend Fund, Delaware Growth Opportunities Fund, Delaware Large Cap Growth Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund only:

On August 2, 2007, Mellon became the Funds' custodian.

The following paragraph replaces the paragraph in the section entitled "Investment Manager and Other Service Providers - Custodian".

On August 2, 2007, Mellon Bank, N.A. ("Mellon"), One Mellon Center, Pittsburgh, PA 15285, became custodian of each Fund's securities and cash. As custodian for the Fund(s), Mellon maintains a separate account or accounts for each Fund; receives, holds, and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund's portfolio securities.

For Delaware Global Value Fund and Delaware International Value Equity Fund only:

On August 2, 2007, Mellon became the Funds' custodian.

The following paragraph replaces the paragraph in the section entitled "Investment Manager and Other Service Providers - Custodian".

On August 2, 2007, Mellon Bank, N.A. ("Mellon"), One Mellon Center, Pittsburgh, PA 15285, became custodian of each Fund's securities and cash except that The JPMorgan Chase Bank ("JPMorgan"), 4 Chase Metrotech Center, Brooklyn, NY 11245, serves as custodian for Delaware Emerging Markets Fund. As custodian for the Funds, Mellon and JPMorgan maintain a separate account or accounts for each Fund; receive, hold, and release portfolio securities on account of each Fund; receive and disburse money on behalf of each Fund; and collect and receive income and other payments and distributions on account of each Fund's portfolio securities.

For Delaware Diversified Income Fund, Delaware Balanced Fund, Delaware Dividend Income Fund, Delaware Aggressive Allocation Portfolio, Delaware Conservative Allocation Portfolio, and Delaware Moderate Allocation Portfolio only:

On August 9, 2007, Mellon became the Funds' custodian.

The following paragraph replaces the paragraph in the section entitled "Investment Manager and Other Service Providers - Custodian".

On August 9, 2007, Mellon Bank, N.A. ("Mellon"), One Mellon Center, Pittsburgh, PA 15285, became custodian of each Fund's securities and cash. As custodian for the Fund(s), Mellon maintains a separate account or accounts for each Fund; receives, holds, and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund's portfolio securities.

Please keep this Supplement for future reference.

This Supplement is dated August 15, 2007.